S000058644 [Member] Investment Strategy - Long Duration Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds. Bonds are fixed income securities representing debt obligations that typically require the issuer to repay the bondholders the principal amount borrowed and generally to pay interest. The Fund considers bonds to include fixed income equivalent instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Russell Investment Management, LLC (“RIM”) seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as duration, sector, industry, region, currency, credit quality, yield curve positioning or interest rates). The Fund’s exposures are monitored and analyzed relative to the ICE BofA 10-15 Year US Treasury Index and RIM tilts the Fund’s exposures by over or underweighting any of the portfolio’s characteristics relative to the ICE BofA 10-15 Year US Treasury Index over the short, intermediate or long term. RIM utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Fund to assess Fund characteristics and identify a portfolio which it believes will provide the desired exposures. After RIM has determined the Fund’s desired exposures, RIM invests the Fund’s assets in a variety of instruments, including securities of issuers in a variety of sectors of the fixed income market and fixed income currency derivatives, in order to reflect those desired exposures.  RIM may replicate indexes or may utilize techniques such as optimization and/or substitution of index constituents to seek to efficiently gain desired portfolio exposures.
The Fund invests principally in long duration bonds and defines long duration as durations greater than 9 years. The Fund has no restrictions on individual security duration. The Fund has no restrictions on the maturity of securities in which it invests or on the maturity of its overall portfolio. The Fund may invest in fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality, municipal debt obligations, U.S. corporate debt securities and Yankee Bonds (dollar denominated obligations issued in the U.S. or by non-U.S. banks and corporations). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect a portion of its investments against adverse currency exchange rate changes. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund’s use of derivatives may cause the Fund’s investment returns to be impacted by the performance of securities the Fund does not own and result in the Fund’s total investment exposure exceeding the value of its portfolio. The Fund may invest in mortgage related securities, including mortgage-backed securities. A portion of the Fund’s net assets may be illiquid. The Fund may enter into repurchase agreements. The Fund may invest in commercial paper, including tax-free and indexed commercial paper. The Fund may also invest in variable master demand notes and stand-by-commitments. The Fund usually, but not always, exposes a portion of its cash to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts, to be announced (“TBA”) securities and swaps. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.

Strategy Portfolio Concentration [Text]	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in bonds.